UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                               FORM N-CSRS

          CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                           INVESTMENT COMPANIES


Investment Company Act file number 811-21464

Name of Fund:  BlackRock Floating Rate Income Strategies Fund II, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock Floating Rate Income Strategies Fund II, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 882-0052

Date of fiscal year end: 02/31/08

Date of reporting period: 03/01/07 - 08/31/07

Item 1 -   Report to Stockholders


EQUITIES   FIXED INCOME   REAL ESTATE   LIQUIDITY   ALTERNATIVES
BLACKROCK SOLUTIONS


BlackRock Floating Rate Income
Strategies Fund II, Inc. (FRB)


SEMI-ANNUAL REPORT
AUGUST 31, 2007    (UNAUDITED)


(BLACKROCK logo)


NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE



BlackRock Floating Rate Income Strategies Fund II, Inc. seeks a high current income and such preservation of capital as is consistent with investment in a diversified, leveraged portfolio consisting primarily of floating rate debt securities and instruments.

This report, including the financial information herein, is transmitted for use only to the shareholders of BlackRock Floating Rate Income Strategies Fund II, Inc. for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report. Past performance results shown in this report should not be considered a representation of future performance. The Fund leverages its Common Stock to provide Common Stock shareholders with a potentially higher rate of return. Leverage creates risk for Common Stock shareholders, including the likelihood of greater volatility of net asset value and market price of Common Stock shares, and the risk that fluctuations in short-term interest rates may reduce the Common Stock's yield. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.


BlackRock Floating Rate Income Strategies Fund II, Inc.
P.O. Box 9011
Princeton, NJ 08543-9011


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BlackRock Floating Rate Income Strategies Fund II, Inc.



The Benefits and Risks of Leveraging


BlackRock Floating Rate Income Strategies Fund II, Inc. utilizes leveraging through borrowings or issuance of short-term debt securities or shares of Preferred Stock. The concept of leveraging is based on the premise that the cost of assets to be obtained from leverage will be based on short-term interest rates, which normally will be lower than the income earned by the Fund on its longer-term portfolio investments. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund's Common Stock shareholders will be the beneficiaries of the incremental yield.

Leverage creates risks for holders of Common Stock including the likelihood of greater net asset value and market price volatility. In addition, there is the risk that fluctuations in interest rates on borrowings (or in the dividend rates on any Preferred Stock, if the Fund were to issue the Preferred Stock) may reduce the Common Stock's yield and negatively impact its market price. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Fund's net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, the Fund's net income will be less than if leverage had not been used, and therefore the amount available for distribution to Common Stock shareholders will be reduced.



BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.         AUGUST 31, 2007



A Letter to Shareholders



Dear Shareholder

Financial markets embarked on a wild ride during the August reporting period. Subprime mortgage troubles intensified in the final months of the period, spawning a widespread credit and liquidity crisis that crept into other areas of the market. The U.S. Federal Reserve Board (the Fed) and other countries' central banks stepped in to inject liquidity into the markets and bolster investor confidence. In August, the Fed cut the discount rate, the rate charged to banks to borrow money directly from the Fed, from 6.25% to 5.75%. Another .50% cut in the discount rate came on September 18, along with a .50% cut in the more widely followed federal funds rate. This brought the target short-term interest rate, which had remained unchanged at 5.25% for over a year, to 4.75%.

Although heightened volatility has been a recurring theme throughout the past year, the global economy (excluding the U.S. housing market) remained quite healthy. In general, equity market fundamentals also held firm - second-quarter corporate earnings exceeded expectations (although future earnings could be at risk if the economy weakens), dividend payouts and share buybacks continued to grow, and valuations remained attractive. These tailwinds generally prevailed over such headwinds as a slowing U.S. economy and troubled housing market, although the more recent credit crunch dampened corporate merger-and-acquisition activity, a key source of strength for equity markets. Stocks recorded their second-worst day of the year in August, yet remained comfortably in the black year-to-date.

Meanwhile, mixed economic signals and the credit market debacle made for a volatile backdrop for fixed income, with investors fleeing from bonds associated with the housing and credit markets in favor of higher-quality Treasury issues. As a result, the 10-year Treasury yield, which touched 5.30% in June (its highest level in five years), fell to 4.54% by period-end, while prices correspondingly rose.

Against this backdrop, financial markets posted mixed results for the six- and 12-month periods ended August 31, 2007:


Total Returns as of August 31, 2007                                                6-month       12-month
U.S. equities (S&P 500 Index)                                                       +5.70%        +15.13%
Small cap U.S. equities (Russell 2000 Index)                                        +0.54         +11.36
International equities (MSCI Europe, Australasia, Far East Index)                   +5.83         +18.71
Fixed income (Lehman Brothers U.S. Aggregate Bond Index)                            +1.54         + 5.26
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                      -0.57         + 2.30
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)    -1.71         + 6.46


Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate market volatility, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more market insight, we invite you to visit www.blackrock.com/funds. We thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.


Sincerely,


(Robert C. Doll, Jr.)
Robert C. Doll, Jr.
Fund President and Director


THIS PAGE NOT PART OF YOUR FUND REPORT



BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.         AUGUST 31, 2007



Fund Summary as of August 31, 2007 (Unaudited)


Fund Information


Symbol on New York Stock Exchange                                    FRB
Initial Offering Date                                           July 30, 2004
Yield on Closing Market Price as of 8/31/07 ($16.57)*               8.75%
Current Monthly Distribution per share of Common Stock**           $.120834
Current Annualized Distribution per share of Common Stock**         $1.45
Leverage as of 8/31/07***                                            22%

   * Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

     Past performance does not guarantee future results.

  ** The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.

 *** As a percentage of net assets, which is the total assets of the Fund
     (including any assets attributable to any borrowing that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage).


The table below summarizes the changes in the Fund's market price and net asset value per share:

                      8/31/07    2/28/07     Change       High       Low

Market Price           $16.57     $18.50    (10.43%)     $19.02     $14.60
Net Asset Value        $18.07     $19.28    (6.28%)      $19.32     $17.94


The following charts show the portfolio composition and credit quality allocations of the Fund's long-term investments:


Portfolio Composition


Asset Mix                                8/31/07        2/28/07

Floating Rate Loan Interests               67%            75%
Corporate Bonds                            32             24
Common Stocks                               1              1


Credit Quality Allocations*


Credit Rating                            8/31/07        2/28/07

BBB/Baa                                     1%             1%
BB/Ba                                      30             30
B/B                                        51             58
CCC/Caa                                     9              3
NR (Not Rated)                              8              7
Other**                                     1              1

 * Using the highest of S&P's or Moody's ratings.

** Includes portfolio holdings in common stocks.



BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.         AUGUST 31, 2007



Schedule of Investments as of August 31, 2007 (Unaudited)     (in U.S. dollars)


          Face
        Amount   Floating Rate Loan Interests**                       Value

Aerospace & Defense--2.0%

                 Hawker Beechcraft:
USD     54,610       Letter of Credit, 5.26% due 3/31/2014       $       51,879
       643,777       Term Loan B, 7.36% - 7.508%
                     due 3/31/2014                                      611,588
     1,476,254   IAP Worldwide Services, Inc. First Lien Term
                   Loan, 11.687% due 12/20/2012                       1,268,102
                 Vought Aircraft Industries, Inc.:
     1,640,471       Term Loan, 7.83% due 12/22/2011                  1,585,105
       320,000       Tranche B Line of Credit Deposit, 7.822%
                     due 12/22/2010                                     309,200
                                                                 --------------
                                                                      3,825,874

Airlines--0.7%

       497,500   United Air Lines, Inc. Term Loan B, 7.625%
                   due 1/30/2014                                        466,510
     1,000,000   US Airways Group, Inc. Term Loan B, 7.86%
                   due 3/22/2014                                        939,375
                                                                 --------------
                                                                      1,405,885

Auto Components--1.9%

       250,000   Delphi Automotive Systems Term Loan B,
                   7.625% due 12/31/2007                                245,833
       987,500   GPX International Tire Corp. Term Loan B,
                   10.33% - 10.35% due 4/06/2012                        948,000
     1,302,793   GenTek, Inc. First Lien Term Loan,
                   7.36% - 7.61% due 2/28/2011                        1,263,709
                 Metaldyne Corp.:
        57,692       Letter of Credit, 5.17% - 9.125%
                     due 1/15/2012                                       56,250
       392,308       Term Loan B, 9.125% due 1/15/2014                  382,500
       750,000   Visteon Corp. Term Loan B, 8.38% due 6/13/2013         690,469
                                                                 --------------
                                                                      3,586,761

Beverages--0.3%

EUR    500,000   Culligan International Second Lien Term Loan,
                   7.815% due 10/24/2012                                578,956

Building Products--0.7%

USD  1,351,429   Associated Materials, Inc. Term Loan,
                   7.86% - 7.90% due 8/29/2010                        1,283,857

Chemicals--4.8%

       500,000   BOC Edwards Ltd. Term Loan B, 7.541%
                   due 5/21/2014                                        457,500
       250,000   Huish Detergents, Inc. First Lien Term Loan,
                   7.51% due 4/15/2014                                  229,375
       500,000   ISP Chemco Term Loan B, 7.125% - 7.313%
                   due 5/25/2014                                        479,584
       500,000   KIK Custom Products First Lien Term Loan,
                   7.61% due 5/30/2014                                  455,000
     3,881,250   Rockwood Specialties Group, Inc. Tranche D Term
                   Loan, 6.857% due 7/30/2012                         3,752,684
GBP  1,000,000   Viridian Group Plc Term Loan, 8.234% - 10.358%
                   due 12/21/2012                                     1,964,837
USD  2,000,000   Wellman, Inc. Second Lien Term Loan, 12.106%
                   due 2/10/2010                                      1,740,000
                                                                 --------------
                                                                      9,078,980



          Face
        Amount   Floating Rate Loan Interests**                       Value

Commercial Services & Supplies--4.0%

USD  1,225,502   Amsted Industries, Inc. Term Loan B, 7.35%
                   due 3/28/2013                                 $    1,198,695
                 Aramark Corp.:
        59,257       Letter of Credit, 5.36% due 1/30/2014               57,020
       842,279       Term Loan B, 7.36% due 1/30/2014                   810,483
       498,750   Brickman Group, Inc. Term Loan, 7.34%
                   due 1/30/2014                                        472,566
       756,000   Camelbak Products LLC First Lien Term Loan,
                   9.15% - 9.37% due 8/04/2011                          701,190
       118,228   EnergySolutions Term Loan C, 7.66%
                   due 6/07/2013                                        113,056
       500,000   Jason, Inc. Term Loan B, 8.03% - 9.50%
                   due 4/30/2010                                        475,000
       705,394   John Maneely Co. Term Loan B, 8.61%
                   due 12/15/2013                                       631,033
                 Kion GmbH:
       250,000       Term Loan B, 7.58% due 3/15/2015                   236,945
       250,000       Term Loan C, 7.83% due 3/15/2016                   237,500
       142,403   Metokote Corp. Second Lien Term Loan,
                   8.36% - 8.55% due 11/27/2011                         140,267
       498,750   RiskMetrics Group, Inc. Term Loan, 7.61%
                   due 1/15/2014                                        485,034
     1,000,000   Synargo Technologies Term Loan B, 7.32%
                   due 3/31/2014                                        970,000
       990,037   West Corp. Term Loan B, 7.735% - 7.88%
                   due 10/31/2013                                       954,973
                                                                 --------------
                                                                      7,483,762

Computers & Peripherals--2.0%

                 Intergraph Corp. Term Loan:
       439,226       7.503% due 5/15/2014                               420,010
       500,000       11.506% due 11/15/2014                             478,125
                 Reynolds and Reynolds Co.:
     1,911,829       First Lien Term Loan, 7.36%
                     due 10/31/2012                                   1,828,187
     1,000,000       Second Lien Term Loan, 10.86%
                     due 10/31/2013                                     990,000
                                                                 --------------
                                                                      3,716,322

Construction & Engineering--0.3%

       498,750   BakerCorp Term Loan C, 7.61% - 7.79%
                   due 5/15/2014                                        481,917

Construction Materials--1.4%

     1,345,703   Headwaters, Inc. Term Loan B-1, 7.36%
                   due 4/30/2011                                      1,312,061
     1,455,000   Nortek, Inc. Term Loan, 7.61% due 8/27/2011          1,387,706
                                                                 --------------
                                                                      2,699,767

Containers & Packaging--2.2%

     1,119,787   Anchor Glass Container Corp. Term Loan B,
                   7.61% - 7.791% due 5/03/2013                       1,086,193
       540,000   Berry Plastics Corp. Term Loan B, 11.61%
                   due 6/15/2014                                        464,400
       498,750   Consolidated Container First Lien Term Loan,
                   7.59% due 4/15/2014                                  460,097
       997,500   Graham Packaging Term Loan B, 7.625%
                   due 4/15/2011                                        969,238



BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.         AUGUST 31, 2007



Schedule of Investments (continued)                           (in U.S. dollars)


          Face
        Amount   Floating Rate Loan Interests**                       Value

Containers & Packaging (concluded)

                 Smurfit-Stone Container Corp.:
USD    756,448       Term Loan B, 7.375% due 11/01/2011          $      740,019
       418,407       Term Loan C, 7.375% due 11/01/2011                 409,319
                                                                 --------------
                                                                      4,129,266

Distributors--0.5%

       997,500   Keystone Automotive Operations, Inc. Term
                   Loan B, 8.828% - 9% due 1/15/2012                    910,219

Diversified Financial Services--0.5%

     1,000,000   JG Wentworth Manufacturing Term Loan B,
                   7.61% due 4/15/2014                                  927,500

Diversified Telecommunication Services--0.2%

       500,000   Hawaiian Telcom Term Loan C, 7.61%
                   due 5/25/2014                                        473,500

Electrical Equipment--0.4%

                 Generac Portable Products, Inc.:
       495,000       First Lien Term Loan, 7.86% due 11/15/2013         437,722
       500,000       Second Lien Term Loan, 11.36%
                     due 5/15/2014                                      332,917
                                                                 --------------
                                                                        770,639

Energy Equipment & Services--2.5%

     1,000,000   Bobcat Gas Storage Term Loan B, 7.485%
                   due 9/15/2014                                        950,000
       748,125   Brock Holdings Term Loan, 7.36%
                   due 2/28/2014                                        716,330
                 Dresser, Inc.:
     1,000,000       First Lien Term Loan, 8.01% - 8.038%
                     due 5/15/2014                                      960,625
       500,000       Second Lien Term Loan, 11.129%
                     due 5/04/2015                                      472,500
                 EnergySolutions:
        12,579       Letter of Credit, 7.839% due 6/07/2013              12,028
       246,636       Term Loan B, 7.66% due 6/07/2013                   235,845
       985,000   Key Energy Services, Inc. Term Loan B,
                   7.856% - 8.065% due 6/30/2012                        962,838
       493,750   MEG Energy Corp. Term Loan B, 7.36%
                   due 4/03/2013                                        476,469
                                                                 --------------
                                                                      4,786,635

Food & Staples Retailing--1.9%

       775,833   Advance Food Co. Term Loan B, 7.11%
                   due 3/31/2014                                        729,283
       498,747   DS Waters LP Term Loan B, 7.61% - 7.753%
                   due 3/31/2012                                        468,822
                 Dole Food Co., Inc.:
       139,535       Letter of Credit, 5.23% due 4/12/2013              131,163
       310,029       Term Loan B, 7.438% - 9.25%
                     due 4/12/2013                                      291,427
     1,033,430       Term Loan C, 7.438% - 9.25%
                     due 4/04/2013                                      971,424
                 Sturm Foods, Inc.:
       498,750       First Lien Term Loan,
                     7.875% - 7.938% due 1/30/2014                      463,838
       500,000       Second Lien Term Loan, 11.438%
                     due 6/30/2014                                      466,250
                                                                 --------------
                                                                      3,522,207



          Face
        Amount   Floating Rate Loan Interests**                       Value

Food Products--1.5%

USD  2,984,772   Chiquita Brands International Term Loan C,
                   8.563% due 6/28/2012                          $    2,905,177

Health Care Providers & Services--1.2%

     1,000,000   DaVita, Inc. Term Loan B, 6.86% - 7.01%
                   due 7/30/2012                                        967,500
     1,496,250   Health Management Associates, Inc. Term
                   Loan B, 7.11% due 1/15/2014                        1,403,203
                                                                 --------------
                                                                      2,370,703

Hotels, Restaurants & Leisure--3.4%

       318,182   Golden Nugget, Inc. Term Loan,
                   7.51% - 7.59% due 5/30/2014                          301,477
       480,568   Green Valley Ranch Gaming LLC Term Loan,
                   7.36% - 7.565% due 2/16/2014                         456,540
        60,185   Lake Las Vegas Resort Revolving Credit, 15.46%
                   due 12/14/2012                                        54,167
       439,815   Lake Las Vegas Resort Term Loan B, 15.46%
                   due 12/14/2012                                       395,834
       800,000   Las Vegas Sands Term Loan B, 7.11%
                   due 5/04/2014                                        759,100
       465,000   QCE LLC First Lien Term Loan, 7.61%
                   due 5/05/2013                                        442,913
       500,000   Riviera Holdings Corp. Term Loan B, 7.36%
                   due 5/11/2017                                        485,000
                 Trump Entertainment Resorts Holdings LP:
       982,500       Delay Draw Term Loan, 7.86% - 8.01%
                     due 4/28/2012                                      961,622
       230,000       Revolving Credit, 7.83% due 5/01/2010              218,500
       982,500       Term Loan B-1, 7.86% - 7.90%
                     due 5/01/2012                                      961,622
                 Venetian Macau US Finance Co. LLC:
       500,000       Delay Draw Term Loan, 7.61% - 7.76%
                     due 5/25/2012                                      482,857
     1,000,000       Term Loan B, 7.61% due 5/25/2013                   965,714
                                                                 --------------
                                                                      6,485,346

Household Durables--1.4%

     1,000,000   American Residential Services Second Lien Term
                   Loan, 12% due 4/17/2015                              990,000
     1,740,440   Simmons Co. Tranche B Term Loan,
                   7.25% - 7.56% due 12/19/2011                       1,688,226
                                                                 --------------
                                                                      2,678,226

IT Services--1.6%

     1,228,785   Activant Solutions Term Loan B, 7.375%
                   due 5/02/2013                                      1,145,842
     1,000,000   Audio Visual Services Corp. Term Loan B, 7.61%
                   due 2/28/2014                                        940,000
       997,500   Mitchell International, Inc. Term Loan B,
                   7.375% due 3/31/2014                                 958,847
                                                                 --------------
                                                                      3,044,689

Independent Power Producers & Energy Traders--0.8%

     1,445,289   Calpine Generating Company LLC Term Loan,
                   11.07% due 3/12/2010                               1,503,101



BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.         AUGUST 31, 2007



Schedule of Investments (continued)                           (in U.S. dollars)


          Face
        Amount   Floating Rate Loan Interests**                       Value

Insurance--0.3%

USD    500,000   USI Holdings Corp. Term Loan B, 7.95%
                   due 5/15/2014                                 $      467,500

Internet Software & Services--0.5%

       974,026   Billing Services Group LLC First Lien
                   Term Loan, 7.938% due 5/05/2012                      964,286

Leisure Equipment & Products--2.3%

     1,975,000   24 Hour Fitness Term Loan B, 7.86% - 7.88%
                   due 6/08/2014                                      1,940,438
     2,541,383   True Temper Sports, Inc. Term Loan B,
                   8.538% - 8.745% due 3/15/2011                      2,414,314
                                                                 --------------
                                                                      4,354,752

Machinery--2.5%

     1,378,457   Blount, Inc. Term Loan B, 7.07% - 7.11%
                   due 8/09/2010                                      1,343,996
                 Navistar International Transportation Corp.:
       400,000       Revolving Credit, 5.17% - 8.61%
                     due 1/19/2012                                      384,000
     1,100,000       Term Loan, 8.61% due 1/19/2012                   1,056,000
     1,990,000   OshKosh Truck Corp. Term Loan B, 7.11%
                   due 11/30/2013                                     1,908,535
                                                                 --------------
                                                                      4,692,531

Media--24.9%

       300,000   Affinion Group, Inc. Term Loan, 11.678%
                   due 3/01/2012                                        277,000
     1,119,375   Alix Partners Term Loan B, 7.36%
                   due 10/30/2013                                     1,096,987
       500,000   Bresnan Telecommunications Term Loan B, 7.36%
                   due 9/29/2013                                        480,178
     1,000,000   Cequel Communications LLC Second Lien Term
                   Loan, 9.856% due 3/31/2015                           965,000
     5,500,000   Charter Communications, Inc. Term Loan B,
                   7.361% due 4/30/2014                               5,195,047
     1,000,000   Clarke American Corp. Term Loan B,
                   7.86% due 6/30/2014                                  912,500
     1,000,000   GateHouse Media, Inc. Term Loan B, 7.51%
                   due 9/15/2014                                        905,000
     1,000,000   Gray Communications Systems, Inc. Term Loan B,
                   6.86% due 9/18/2014                                  936,875
     1,000,000   Hanley-Wood LLC Term Loan B,
                   7.59% - 7.61% due 3/07/2014                          896,667
     3,980,000   Idearc, Inc. Term Loan B, 7.36% due 11/15/2014       3,846,129
                 Insight Midwest Holdings LLC:
     2,250,000       Delay Draw Term Loan, 7.11% due 4/03/2014        2,186,368
       750,000       Term Loan B, 7.36% due 4/06/2014                   728,789
     3,830,950   Intelsat Corp. Term Loan B, 7.36% due 1/03/2014      3,702,613
     1,960,187   Intelsat Ltd. Term Loan B, 7.36% due 12/03/2013      1,903,832
       500,000   Knology, Inc. Term Loan B, 7.61% due 3/15/2012         482,500
     1,000,000   LodgeNet Entertainment Corp. Term Loan,
                   7.36% due 4/04/2014                                  951,667
       248,125   MediMedia International Term Loan B,
                   7.522% - 7.63% due 11/15/2013                        238,820
     1,965,000   Mediacom Broadband Group Tranche A Term
                   Loan, 7.02% - 7.07% due 3/31/2010                  1,837,275



          Face
        Amount   Floating Rate Loan Interests**                       Value

Media (concluded)

USD  3,144,200   Mediacom LLC Term Loan C, 7.32%
                   due 1/31/2015                                 $    2,964,531
     3,181,250   Metro-Goldwyn-Mayer Studios, Inc. Term
                   Loan B, 8.61% due 4/08/2012                        2,995,436
       387,000   Multicultural Radio Broadcasting Inc.
                   Term Loan, 8.288% due 12/15/2012                     375,390
       748,124   NEP Supershooters, LP Term Loan B, 7.61%
                   due 2/13/2014                                        711,965
       750,000   National Cinemedia LLC Term Loan B, 7.11%
                   due 2/28/2015                                        705,000
                 NextMedia Group, Inc.:
       518,844       Delay Draw Term Loan, 7.33%
                     due 11/15/2012                                     487,714
       977,399       First Lien Term Loan, 7.569%
                     due 11/15/2012                                     918,755
       992,500   Nielsen Finance LLC Term Loan B, 7.36%
                   due 8/15/2013                                        953,076
EUR    500,000   PagesJaunes Group Term Loan C, 6.89%
                   due 1/11/2016                                        646,643
USD  1,750,000   Paxson Communications Corp. First Lien Term
                   Loan, 8.61% due 1/15/2012                          1,693,125
       497,500   Penton Media Term Loan, 7.61% due 2/15/2013            470,138
EUR    500,000   ProSiebenSat.1 Media AG Term Loan B, 6.796%
                   due 6/30/2015                                        620,675
USD  1,714,631   RH Donnelley, Inc. Term Loan D-2,
                   6.86% - 7.05% due 8/30/2011                        1,656,286
     1,000,000   San Juan Cable Term Loan B, 11.82%
                   due 3/15/2013                                        957,500
     2,449,875   Spanish Broadcasting System, Inc. Tranche 2
                   First Lien Term Loan B, 7.11% due 6/10/2012        2,309,007
     1,409,396   Univision Communications, Inc. Delay Draw Term
                   Loan, 7.61% due 9/30/2014                          1,301,342
                                                                 --------------
                                                                     47,309,830

Multi-Utilities--5.8%

       500,000   Brand Energy Term Loan B, 7.625% - 7.813%
                   due 2/15/2015                                        484,166
                 MACH Gen LLC:
        70,313       Letter of Credit, 7.36% due 2/22/2014               66,855
       676,289       Term Loan, 7.50% due 2/22/2014                     643,038
       985,128   NE Energy Term Loan B, 7.86% due 10/31/2013            954,753
     4,165,826   Riverside Energy Center Term Loan, 9.815%
                   due 6/24/2011                                      4,131,112
                 Rocky Mountain Energy Center LLC:
       339,834       Credit Linked Deposit, 5.22% due 6/24/2011         337,002
     2,558,398       Term Loan, 9.815% due 6/24/2011                  2,537,079
                 Wolf Hollow I LP:
       471,660       First Lien Term Loan, 7.61% due 6/22/2012          424,494
       400,000       Letter of Credit, 7.75% due 6/22/2012              360,000
       100,000       Revolving Credit, 7.57% - 7.755%
                     due 6/22/2012                                       90,000
     1,000,000       Second Lien Term Loan, 9.864%
                     due 12/22/2012                                     940,000
                                                                 --------------
                                                                     10,968,499



BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.         AUGUST 31, 2007



Schedule of Investments (continued)                           (in U.S. dollars)


          Face
        Amount   Floating Rate Loan Interests**                       Value

Multiline Retail--0.4%

USD    822,785   Neiman Marcus Group, Inc. Term Loan,
                   7.09% - 7.11% due 4/06/2013                   $      797,808

Oil, Gas & Consumable Fuels--2.0%

                 Coffeyville Resources LLC:
       162,162       Letter of Credit, 5.26% due 12/21/2013             156,030
       833,654       Term Loan B, 8.609% - 10.50%
                     due 12/21/2013                                     802,132
       989,940   Helix Energy Solutions Term Loan B,
                   7.33% - 7.541% due 7/01/2013                         957,458
     1,000,000   SandRidge Energy, Inc. Term Loan B, 8.985%
                   due 3/01/2014                                        987,500
       928,571   Western Refining Co. LP Term Loan B, 7.07%
                   due 3/15/2014                                        882,143
                                                                 --------------
                                                                      3,785,263

Paper & Forest Products--0.8%

                 Cenveo, Inc.:
           957       Delay Draw Term Loan, 7.11% due 9/07/2013              911
        28,699       Term Loan C, 7.10% due 9/07/2013                    27,335
       985,000   Georgia-Pacific Corp. First Lien Term Loan B,
                   7.264% due 12/20/2012                                941,149
       585,000   Verso Paper Holdings LLC Term Loan B, 11.606%
                   due 2/01/2013                                        582,075
                                                                 --------------
                                                                      1,551,470

Pharmaceuticals--0.8%

                 Pharmaceutical Technologies & Services (PTS):
     1,000,000       Term Loan, 7.61% due 4/15/2014                     912,500
EUR    500,000       Term Loan, 6.414% due 4/15/2014                    647,068
                                                                 --------------
                                                                      1,559,568

Real Estate Management & Development--0.9%

USD    493,750   Mattamy Group Term Loan B, 7.813%
                   due 4/11/2013                                        476,469
     1,242,424   Realogy Corp. Letter of Credit, 8.35%
                   due 9/22/2014                                      1,126,465
                                                                 --------------
                                                                      1,602,934

Road & Rail--0.9%

     1,000,000   Rail America, Inc. Term Loan, 7.81%
                   due 8/14/2008                                        967,500
       883,721   Swift Transportation Co., Inc. Term Loan B,
                   8.375% due 5/15/2014                                 781,172
                                                                 --------------
                                                                      1,748,672

Specialty Retail--1.5%

     1,000,000   ADESA, Inc. Term Loan B, 7.61%
                   due 10/30/2013                                       935,625
       500,000   Burlington Coat Factory Warehouse Corp. Term
                   Loan B, 7.76% due 4/15/2013                          468,035
     1,000,000   Claire's Stores Term Loan B, 8.11%
                   due 5/24/2014                                        915,417
       498,750   Mattress Giant Term Loan B, 7.61%
                   due 2/28/2014                                        473,813
                                                                 --------------
                                                                      2,792,890



          Face
        Amount   Floating Rate Loan Interests**                       Value

Textiles, Apparel & Luxury Goods--0.5%

USD    498,750   David's Bridal, Inc. Term Loan B, 7.36%
                   due 1/30/2014                                 $      463,838
       497,155   Renfro Corp. Term Loan B, 8.61% - 8.76%
                   due 9/30/2013                                        479,755
                                                                 --------------
                                                                        943,593

Trading Companies & Distributors--0.6%

                 United Rentals, Inc.:
     1,096,251       Term Loan, 7.32% due 2/14/2011                   1,081,862
        99,261       Tranche B Credit Linked Deposit, 5.66%
                     due 2/14/2011                                       97,958
                                                                 --------------
                                                                      1,179,820

Wireless Telecommunication Services--1.0%

       997,500   American Cellular Network Term Loan B, 7.36%
                   due 3/15/2014                                        986,777
       498,750   Crown Castle Operating Co. Term Loan,
                   6.82% - 6.84% due 3/15/2014                          473,812
       500,000   IPC Systems First Lien Term Loan, 7.61%
                   due 5/25/2014                                        444,167
                                                                 --------------
                                                                      1,904,756

                 Total Floating Rate Loan Interests
                 (Cost--$162,929,291)--81.9%                        155,273,461



                 Corporate Bonds

Auto Components--0.3%

       500,000   The Goodyear Tire & Rubber Co., 9.135%
                   due 12/01/2009 (a)(b)                                500,000

Biotechnology--0.3%

       500,000   Angiotech Pharmaceuticals, Inc., 9.371%
                   due 12/01/2013 (b)                                   495,000

Building Products--2.7%

     3,000,000   CPG International I, Inc., 12.13%
                   due 7/01/2012 (b)                                  3,015,000
     2,500,000   Masonite International Corp., 11%
                   due 4/06/2015                                      2,037,500
                                                                 --------------
                                                                      5,052,500

Chemicals--2.5%

     1,646,000   GEO Specialty Chemicals, Inc., 13.85%
                   due 12/31/2009 (b)(c)                              1,357,950
     1,000,000   Hexion U.S. Finance Corp., 10.058%
                   due 11/15/2014 (b)                                 1,020,000
     2,000,000   MacDermid, Inc., 9.50% due 4/15/2017 (a)             1,860,000
       580,000   NOVA Chemicals Corp., 8.484%
                   due 11/15/2013 (b)                                   562,600
                                                                 --------------
                                                                      4,800,550

Commercial Services & Supplies--0.1%

       100,000   Sally Holdings LLC, 10.50% due 11/15/2016               95,500
       150,000   Yankee Acquisition Corp., 9.75% due 2/15/2017          134,250
                                                                 --------------
                                                                        229,750



BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.         AUGUST 31, 2007



Schedule of Investments (continued)                           (in U.S. dollars)


          Face
        Amount   Corporate Bonds                                      Value

Computers & Peripherals--1.0%

USD  2,000,000   Quantum Corp., 4.375% due 8/01/2010 (c)         $    1,950,000

Containers & Packaging--3.6%

       850,000   Berry Plastics Holding Corp., 9.235%
                   due 9/15/2014 (b)                                    841,500
     5,000,000   Clondalkin Acquisition BV, 7.359%
                   due 12/15/2013 (a)(b)                              4,750,000
     1,240,000   Packaging Dynamics Finance Corp., 10%
                   due 5/01/2016 (a)                                  1,241,550
                                                                 --------------
                                                                      6,833,050

Diversified Financial Services--0.3%

       500,000   Ford Motor Credit Co. LLC, 9.81%
                   due 4/15/2012 (b)                                    503,677

Diversified Telecommunication Services--0.4%

       800,000   Qwest Corp., 8.61% due 6/15/2013 (b)                   844,000

Electric Utilities--0.7%

     1,325,000   Edison Mission Energy, 7.50% due 6/15/2013           1,334,937

Electronic Equipment & Instruments--0.8%

     1,590,000   NXP BV, 8.11% due 10/15/2013 (b)                     1,440,937
       100,000   Sanmina-SCI Corp., 8.125% due 3/01/2016                 86,500
                                                                 --------------
                                                                      1,527,437

Energy Equipment & Services--2.1%

     2,000,000   Ocean RIG ASA, 9.36% due 4/04/2011 (b)               1,975,000
     2,000,000   Parker Drilling Co., 10.33% due 9/01/2010 (b)        2,017,500
                                                                 --------------
                                                                      3,992,500

Food & Staples Retailing--0.3%

       250,000   AmeriQual Group LLC, 9.50% due 4/01/2012 (a)           232,500
       360,000   Rite Aid Corp., 9.375% due 12/15/2015 (a)              327,600
                                                                 --------------
                                                                        560,100

Health Care Equipment & Supplies--0.2%

       500,000   The Cooper Cos, Inc., 7.125% due 2/15/2015             477,500

Health Care Providers & Services--0.6%

     1,125,000   Tenet Healthcare Corp., 6.50% due 6/01/2012            933,750
       230,000   Universal Hospital Services, Inc., 8.759%
                   due 6/01/2015 (a)(b)                                 221,950
                                                                 --------------
                                                                      1,155,700

Hotels, Restaurants & Leisure--4.5%

     4,000,000   American Real Estate Partners LP, 7.125%
                   due 2/15/2013 (a)                                  3,760,000
       225,000   Galaxy Entertainment Finance Co. Ltd.,
                   10.409% due 12/15/2010 (a)(b)                        227,250
     2,000,000   Landry's Restaurants, Inc. Series B, 7.50%
                   due 12/15/2014                                     2,002,500
     1,565,000   Little Traverse Bay Bands of Odawa Indians,
                   10.25% due 2/15/2014 (a)                           1,572,825
       950,000   Travelport LLC, 10.246% due 9/01/2014 (b)              950,000
                                                                 --------------
                                                                      8,512,575

IT Services--1.1%

     2,000,000   SunGard Data Systems, Inc., 10.25%
                   due 8/15/2015                                      2,060,000



BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.         AUGUST 31, 2007



Schedule of Investments (continued)                           (in U.S. dollars)


          Face
        Amount   Corporate Bonds                                      Value

Independent Power Producers & Energy Traders--1.0%

USD  2,000,000   NRG Energy, Inc., 7.25% due 2/01/2014           $    1,980,000

Machinery--0.2%

       318,000   Invensys Plc, 9.875% due 3/15/2011 (a)                 337,875

Media--3.7%

     2,500,000   Charter Communications Holdings II LLC,
                   10.25% due 9/15/2010                               2,525,000
                 Intelsat Bermuda Ltd. (b):
       325,000       11.409% due 6/15/2013                              333,937
     2,650,000       8.886% due 1/15/2015                             2,669,875
       450,000   Quebecor Media, Inc., 7.75% due 3/15/2016              428,062
       175,000   Quebecor World Capital Corp., 8.75%
                   due 3/15/2016 (a)                                    157,500
     1,000,000   TL Acquisitions, Inc., 10.50% due
                   1/15/2015 (a)                                        942,500
                                                                 --------------
                                                                      7,056,874

Metals & Mining--1.5%

       180,000   FMG Finance Pty Ltd., 9.621%
                   due 9/01/2011 (a)(b)                                 186,300
                 Freeport-McMoRan Copper & Gold, Inc.:
     1,580,000       8.564% due 4/01/2015 (b)                         1,627,400
     1,055,000       8.375% due 4/01/2017                             1,123,575
                                                                 --------------
                                                                      2,937,275

Paper & Forest Products--3.4%

     2,000,000   Abitibi-Consolidated, Inc., 8.86%
                   due 6/15/2011 (b)                                  1,720,000
     2,000,000   Bowater, Inc., 8.36% due 3/15/2010 (b)               1,800,000
     3,000,000   Verso Paper Holdings LLC Series B, 9.106%
                   due 8/01/2014 (b)                                  2,985,000
                                                                 --------------
                                                                      6,505,000

Real Estate Management & Development--0.9%

     2,000,000   Realogy Corp., 11% due 4/15/2014 (a)(e)              1,620,000

Road & Rail--0.8%

     1,000,000   Atlantic Express Transportation Corp.,
                   12.609% due 4/15/2012 (b)                            970,000
       675,000   St. Acquisition Corp., 13.107%
                   due 5/15/2015 (a)(b)                                 469,125
                                                                 --------------
                                                                      1,439,125

Semiconductors & Semiconductor Equipment--2.8%

     3,000,000   Avago Technologies Finance Pte. Ltd.,
                   11.08% due 6/01/2013 (b)                           3,045,000
       700,000   Freescale Semiconductor, Inc., 9.235%
                   due 12/15/2014 (b)                                   644,000
     1,690,000   Spansion, Inc., 8.746% due 6/01/2013 (a)(b)          1,605,500
                                                                 --------------
                                                                      5,294,500

Specialty Retail--1.8%

       250,000   Autonation, Inc., 7.36% due 4/15/2013 (b)              235,000
       350,000   General Nutrition Centers, Inc., 9.85%
                   due 3/15/2014 (a)(e)                                 316,387
     3,000,000   Michaels Stores, Inc., 11.375%
                   due 11/01/2016 (a)                                 2,917,500
                                                                 --------------
                                                                      3,468,887



BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.         AUGUST 31, 2007



Schedule of Investments (concluded)                           (in U.S. dollars)


          Face
        Amount   Corporate Bonds                                      Value

Wireless Telecommunication Services--1.9%

USD  2,000,000   Cricket Communications, Inc., 9.375%
                   due 11/01/2014                                $    1,960,000
     1,349,000   Digicel Group Ltd., 9.125%
                   due 1/15/2015 (a)(e)                               1,232,716
       325,000   Dobson Communications Corp., 9.61%
                   due 10/15/2012 (b)                                   331,500
                                                                 --------------
                                                                      3,524,216

                 Total Corporate Bonds
                 (Cost--$78,642,691)--39.5%                          74,993,028



        Shares
          Held   Common Stocks                                        Value

Chemicals--0.0%

        10,732   GEO Specialty Chemicals, Inc. (d)               $       10,732

Electrical Equipment--0.1%

        13,053   Medis Technologies Ltd. (d)                            137,709

Semiconductors & Semiconductor Equipment--0.7%

        52,413   Cypress Semiconductor Corp. (d)                      1,312,421

                 Total Common Stocks
                 (Cost--$1,422,616)--0.8%                             1,460,862

Total Investments (Cost--$242,994,598*)--122.2%                     231,727,351
Liabilities in Excess of Other Assets--(22.2%)                     (42,069,426)
                                                                 --------------
Net Assets--100.0%                                               $  189,657,925
                                                                 ==============


  * The cost and unrealized appreciation (depreciation) of investments as of August 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                $     242,994,598
                                                  =================
    Gross unrealized appreciation                 $         707,273
    Gross unrealized depreciation                      (11,974,520)
                                                  -----------------
    Net unrealized depreciation                   $    (11,267,247)
                                                  =================


 ** Floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. The base lending rates are generally
    (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks or (iii) the certificate of deposit rate.

(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(b) Floating rate security.

(c) Convertible security.

(d) Non-income producing security.

(e) Represents a pay-in-kind security, which may pay interest/dividends in additional face/shares.

  o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This defintion may not apply for purposes of this report which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

  o Forward foreign exchange contracts sold as of August 31, 2007 were as follows:

    Foreign Currency                               Settlement     Unrealized
    Sold                                              Date       Appreciation

    EUR  2,593,500                                October 2007     $  37,657
    GBP    600,000                                October 2007         7,906
                                                                   ---------
    Total Unrealized Appreciation on Forward Foreign
    Exchange Contracts (USD Commitment--$4,794,273)                $  45,563
                                                                   =========


  o Investments in companies considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

                                                      Net          Interest
    Affiliate                                       Activity        Income

    BlackRock Liquidity Series, LLC
       Cash Sweep Series                               --         $ 115,404


  o Swaps outstanding as of August 31, 2007 were as follows:


                                                                 Unrealized
                                                 Notional       Appreciation
                                                  Amount       (Depreciation)

    Sold credit default protection on
    Ford Motor Co. and receive 3.80%

    Broker, UBS Warburg
    Expires March 2010                            $5,000,000     $(337,445)

    Bought a credit default protection on
    LCDX Index and pay 1.20%

    Broker, JPMorgan Chase
    Expires June 2012                             $1,500,000       (17,100)

    Bought credit default protection on
    LCDX Index and pay 1.20%

    Broker, Morgan Stanley
    Expires June 2012                             $1,500,000       (17,101)

    Sold credit default protection on
    LCDX Index and receive 1.20%

    Broker, Morgan Stanley
    Expires June 2012                             $1,500,000         32,201

    Sold credit default protection on
    Dow Jones CDX North America High Yield
    Series 8 and receive 2.75%

    Broker, JPMorgan Chase
    Expires June 2012                             $1,600,000        (4,932)

    Sold credit default protection on
    Dow Jones CDX North America High Yield
    Index Series 8 and receive 2.75%

    Broker, JPMorgan Chase
    Expires June 2012                             $1,600,000        (3,932)
                                                                 ----------
    Total                                                        $(348,309)
                                                                 ==========

    * Currency Abbreviations:
    EUR     Euro
    GBP     British Pound
    USD     U.S. Dollar

    See Notes to Financial Statements.



BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.         AUGUST 31, 2007


Statement of Assets, Liabilities and Capital

As of August 31, 2007 (Unaudited)
Assets

       Investments in unaffiliated securities, at value (identified cost--$242,994,598)                           $   231,727,351
       Cash                                                                                                             7,654,167
       Foreign cash (cost--$1,164)                                                                                          1,168
       Unrealized appreciation on swaps                                                                                    32,201
       Unrealized appreciation on foreign exchange contracts                                                               45,563
       Swap premiums paid                                                                                                 181,093
       Receivables:
           Interest                                                                            $     3,369,125
           Securities sold                                                                           1,505,392
           Swaps                                                                                       216,445
           Commitment fees                                                                              27,234          5,118,196
                                                                                               ---------------
       Prepaid expenses                                                                                                     3,505
                                                                                                                  ---------------
       Total assets                                                                                                   244,763,244
                                                                                                                  ---------------

Liabilities

       Loans                                                                                                           53,000,000
       Unfunded loan commitment                                                                                           298,055
       Unrealized depreciation on swaps                                                                                   380,510
       Swap premiums received                                                                                             251,627
       Payables:
           Securities purchased                                                                        681,125
           Investment adviser                                                                          171,872
           Dividends to shareholders                                                                   143,269
           Interest on loans                                                                            82,359
           Swaps                                                                                        10,400
           Other affiliates                                                                              1,799          1,090,824
                                                                                               ---------------
       Accrued expenses                                                                                                    84,303
                                                                                                                  ---------------
       Total liabilities                                                                                               55,105,319
                                                                                                                  ---------------

Net Assets

       Net assets                                                                                                 $   189,657,925
                                                                                                                  ===============

Capital

       Common Stock, par value $.10 per share; 200,000,000 shares authorized
       (10,496,930 shares issued and outstanding)                                                                 $     1,049,693
       Paid-in capital in excess of par                                                                               199,119,933
       Undistributed investment income--net                                                    $     2,440,797
       Accumulated realized capital losses--net                                                    (1,151,631)
       Unrealized depreciation--net                                                               (11,800,867)
                                                                                               ---------------
       Total accumulated losses--net                                                                                 (10,511,701)
                                                                                                                  ---------------
       Total capital--Equivalent to $18.07 net asset value per share of Common Stock
       (market price--$16.57)                                                                                     $   189,657,925
                                                                                                                  ===============

       See Notes to Financial Statements.



BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.         AUGUST 31, 2007


Statement of Operations

For the Six Months Ended August 31, 2007 (Unaudited)
Investment Income

       Interest (including $115,404 from affiliates)                                                              $    10,970,938
       Facility and other fees                                                                                             91,748
                                                                                                                  ---------------
       Total income                                                                                                    11,062,686
                                                                                                                  ---------------

Expenses

       Loan interest expense                                                                   $     1,742,436
       Investment advisory fees                                                                        994,637
       Professional fees                                                                                57,781
       Borrowing costs                                                                                  55,539
       Accounting services                                                                              35,854
       Printing and shareholder reports                                                                 19,651
       Directors' fees and expenses                                                                     19,454
       Transfer agent fees                                                                              18,119
       Custodian fees                                                                                   10,032
       Listing fees                                                                                      4,833
       Pricing services                                                                                  4,762
       Other                                                                                            17,182
                                                                                               ---------------
       Total expenses                                                                                                   2,980,280
                                                                                                                  ---------------
       Investment income--net                                                                                           8,082,406
                                                                                                                  ---------------

Realized & Unrealized Gain (Loss)--Net

       Realized gain (loss) on:
           Investments--net                                                                            566,377
           Swaps--net                                                                                  155,327
           Foreign currency transactions--net                                                        (116,533)            605,171
                                                                                               ---------------
       Change in unrealized appreciation/depreciation on:
           Investments--net                                                                       (13,513,467)
           Swaps--net                                                                                (368,969)
           Unfunded corporate loans--net                                                                49,936
           Foreign currency transactions--net                                                           48,944       (13,783,556)
                                                                                               ---------------    ---------------
       Total realized and unrealized loss--net                                                                       (13,178,385)
                                                                                                                  ---------------
       Net Decrease in Net Assets Resulting from Operations                                                       $   (5,095,979)
                                                                                                                  ===============

       See Notes to Financial Statements.



BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.         AUGUST 31, 2007


Statements of Changes in Net Assets
                                                                                                 For the Six         For the
                                                                                                 Months Ended       Year Ended
                                                                                               August 31, 2007     February 28,
Increase (Decrease) in Net Assets:                                                               (Unaudited)           2007
Operations

       Investment income--net                                                                  $     8,082,406    $    16,232,774
       Realized gain--net                                                                              605,171            197,727
       Change in unrealized depreciation--net                                                     (13,783,556)        (1,508,938)
                                                                                               ---------------    ---------------
       Net increase (decrease) in net assets resulting from operations                             (5,095,979)         14,921,563
                                                                                               ---------------    ---------------

Dividends to Shareholders

       Investment income--net                                                                      (7,610,316)       (16,114,520)
                                                                                               ---------------    ---------------
       Net decrease from dividends to shareholders                                                 (7,610,316)       (16,114,520)
                                                                                               ---------------    ---------------

Net Assets

       Total decrease in net assets                                                               (12,706,295)        (1,192,957)
       Beginning of period                                                                         202,364,220        203,557,177
                                                                                               ---------------    ---------------
       End of period*                                                                          $   189,657,925    $   202,364,220
                                                                                               ===============    ===============
           * Undistributed investment income--net                                              $     2,440,797    $     1,968,707
                                                                                               ===============    ===============

             See Notes to Financial Statements.



BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.         AUGUST 31, 2007


Statement of Cash Flows

For the Six Months Ended August 31, 2007 (Unaudited)
Cash Provided by Operating Activities

       Net decrease in net assets resulting from operations                                                       $   (5,095,979)
       Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
           Increase in other receivables and prepaid expenses                                                           (559,256)
           Increase in other liabilities                                                                                   71,413
           Realized and unrealized loss--net                                                                           13,145,633
           Amortization of premium and discount                                                                           (8,515)
           Unrealized loss on futures contracts--net                                                                    (113,188)
       Proceeds from sales and paydowns of long-term securities                                                        96,619,941
       Purchases of long-term securities                                                                            (103,638,083)
                                                                                                                  ---------------
       Cash provided by operating activities                                                                              421,966
                                                                                                                  ---------------

Cash Used for Financing Activities

       Cash receipts from borrowings                                                                                   75,000,000
       Cash payments on borrowings                                                                                   (69,000,000)
       Dividends paid to shareholders                                                                                 (7,650,596)
                                                                                                                  ---------------
       Cash used for financing activities                                                                             (1,650,596)
                                                                                                                  ---------------

Cash

       Net decrease in cash                                                                                           (1,228,630)
       Cash at beginning of period                                                                                      8,883,965
                                                                                                                  ---------------
       Cash at end of period                                                                                      $     7,655,335
                                                                                                                  ===============

Cash Flow Information

       Cash paid for interest                                                                                     $     1,691,445
                                                                                                                  ===============

       See Notes to Financial Statements.



BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.         AUGUST 31, 2007


Financial Highlights
                                                                      For the Six                                For the Period
The following per share data and ratios                               Months Ended     For the Year Ended      July 30, 2004++ to
have been derived from information                                  August 31, 2007       February 28,            February 28,
provided in the financial statements.                                 (Unaudited)        2007          2006           2005
Per Share Operating Performance

       Net asset value, beginning of period                            $      19.28   $      19.39   $      19.74    $      19.10
                                                                       ------------   ------------   ------------    ------------
       Investment income--net***                                                .77           1.55           1.33             .58
       Realized and unrealized gain (loss)--net                              (1.25)          (.12)          (.31)             .57
                                                                       ------------   ------------   ------------    ------------
       Total from investment operations                                       (.48)           1.43           1.02            1.15
                                                                       ------------   ------------   ------------    ------------
       Less dividends and distributions from:
          Investment income--net                                              (.73)         (1.54)         (1.27)           (.47)
          Realized gain--net                                                     --             --          (.10)           (.01)
                                                                       ------------   ------------   ------------    ------------
       Total dividends and distributions                                      (.73)         (1.54)         (1.37)           (.48)
                                                                       ------------   ------------   ------------    ------------
       Offering costs resulting from the issuance of Common Stock                --             --             --           (.03)
                                                                       ------------   ------------   ------------    ------------
       Net asset value, end of period                                  $      18.07   $      19.28   $      19.39    $      19.74
                                                                       ============   ============   ============    ============
       Market price per share, end of period                           $      16.57   $      18.50   $      17.76    $      19.44
                                                                       ============   ============   ============    ============

Total Investment Return**

       Based on net asset value per share                                (2.46%)+++          8.31%          6.07%        5.97%+++
                                                                       ============   ============   ============    ============
       Based on market price per share                                   (6.78%)+++         13.47%        (1.35%)       (.34%)+++
                                                                       ============   ============   ============    ============

Ratios to Average Net Assets

       Expenses, net of waiver and excluding interest expense                1.21%*          1.22%          1.25%           .92%*
                                                                       ============   ============   ============    ============
       Expenses, net of waiver                                               2.92%*          2.87%          2.46%          1.30%*
                                                                       ============   ============   ============    ============
       Expenses                                                              2.92%*          2.87%          2.46%          1.48%*
                                                                       ============   ============   ============    ============
       Investment income--net                                                7.93%*          8.03%          6.88%          5.11%*
                                                                       ============   ============   ============    ============

Leverage

       Amount of borrowings, end of period (in thousands)              $     53,000   $     47,000   $     61,400    $     60,300
                                                                       ============   ============   ============    ============
       Average amount of borrowings outstanding during
       the period (in thousands)                                       $     60,668   $     61,022   $     63,725    $     29,072
                                                                       ============   ============   ============    ============
       Average amount of borrowings outstanding per share
       during the period***                                            $       5.78   $       5.81   $       6.07    $       2.80
                                                                       ============   ============   ============    ============

Supplemental Data

       Net assets, end of period (in thousands)                        $    189,658   $    202,364   $    203,557    $    207,255
                                                                       ============   ============   ============    ============
       Portfolio turnover                                                       37%            65%            72%             30%
                                                                       ============   ============   ============    ============

              * Annualized.

             ** Total investment returns based on market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns.
                Total investment returns exclude the effects of sales charges.

            *** Based on average shares outstanding.

             ++ Commencement of operations.

            +++  Aggregate total investment return.

                See Notes to Financial Statements.



BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.         AUGUST 31, 2007



Notes to Financial Statements (Unaudited)


1. Significant Accounting Policies:
BlackRock Floating Rate Income Strategies Fund II, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all such adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The Fund determines, and makes available for publication, the net asset value of its Common Stock on a daily basis. The Fund's Common Stock shares are listed on the New York Stock Exchange ("NYSE") under the symbol FRB.

(a) Corporate debt obligations--The Fund invests principally in floating rate obligations of companies, including floating rate loans made by banks and other financial institutions and both privately and publicly offered corporate bonds and notes. The Fund's investments in loan participation interests involve the risk of insolvency of the financial intermediaries who are parties to the transactions.

(b) Valuation of investments--Floating rate loans are valued in accordance with guidelines established by the Fund's Board of Directors. As of October 2, 2006, floating rate loan interests are valued at the mean between the last available bid prices from one or more brokers or dealers as obtained from Loan Pricing Corporation. Previously, floating rate loan interests were valued at the mean between the last available bid and asked prices as obtained from the same pricing source. This change had no significant effect on the valuation of these loans. For the limited number of floating rate loans for which no reliable price quotes are available, such floating rate loans may be valued by Loan Pricing Corporation through the use of pricing matrixes to determine valuations. If the pricing service does not provide a value for a floating rate loan, BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc., will value the floating rate loan at fair value, which is intended to approximate market value.

Debt securities are traded primarily in over-the-counter ("OTC") markets and are valued at the last available bid price in the OTC market or on the basis of values obtained by a pricing service. Pricing services use valuation matrixes that incorporate both dealer-supplied valuations and valuation models. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general direction of the Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Fund.

Securities held by the Fund that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Fund. Long positions in securities traded in the OTC market, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Fund. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market. When the Fund writes an option, the amount of the premium received is recorded on the books of the Fund as an asset and an equivalent liability. The amount of the liability is subsequently valued to reflect the current market value of the option written, based on the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased are valued at the last sale price in the case of exchange traded options or, in the case of options traded in the OTC market, last bid price. Swap agreements are valued based upon quoted fair valuations received daily by the Fund from a pricing service or counterparty. Other investments, including financial futures contracts and related options, are stated at market value. Valuation of short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost. Repurchase agreements will be valued at cost plus accrued interest.



BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.         AUGUST 31, 2007



Notes to Financial Statements (continued)


Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Fund's Board of Directors or by the Manager using a pricing service and/or procedures approved by the Fund's Board of Directors.

(c) Derivative financial instruments--The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract due to an unfavorable change in the price of the underlying security or index, or if the counterparty does not perform under the contract. The counterparty for certain instruments may pledge cash or securities as collateral.

* Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits, and maintains, as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

* Options--The Fund may write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction is less than or exceeds the premiums paid or received).

Written and purchased options are non-income producing investments.

* Swaps--The Fund may enter into swap agreements, which are OTC contracts in which the Fund and a counterparty agree to make periodic net payments on a specified notional amount. The net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities, or index; or the return generated by a security. These periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are also realized upon termination of swap agreements. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements.

* Forward foreign exchange contracts--The Fund may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

(d) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments. The fund invests in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations.



BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.         AUGUST 31, 2007



Notes to Financial Statements (continued)


(e) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(f) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities. The Fund earns facility and other fees on loan participation interests. Other fees earned include amendment, consent and prepayment fees.

(g) Dividends and distributions--Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. The Fund may at times pay out less than the entire amount of net investment income earned in any particular period and may at times pay out such accumulated undistributed income in other periods to permit the Fund to maintain a more stable level of dividends.

(h) Securities lending--The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(i) Recent accounting pronouncements--Effective August 31, 2007, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation
No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity including mutual funds before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements. The Fund files U.S. and various state tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's tax returns remains open for the years ended February 28, 2005 through February 28, 2007.

In September 2006, Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Fund's financial statements, if any, has not been determined.

In addition, in February 2007, Statement of Financial Accounting Standards
No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Fund's financial statements, if any, has not been determined.



BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.         AUGUST 31, 2007



Notes to Financial Statements (continued)


2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with the Manager. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group Inc. are the principal owners of BlackRock, Inc.

The Manager is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of .75% of the average daily value of the Fund's net assets plus the proceeds of any outstanding borrowings used for leverage. In addition, the Manager has entered into a Sub-Advisory Agreement with BlackRock Financial Management, Inc., an affiliate of the Manager, under which the Manager pays the Sub-Adviser for services it provides a monthly fee at an annual rate that is a percentage of the management fee paid by the Fund to the Manager.

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner and Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, or its affiliates. Pursuant to that order, the Fund has retained BlackRock Investment Management LLC ("BIM"), an affiliate of the Manager, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates.

For the six months ended August 31, 2007, the Fund reimbursed the Manager $1,997 for certain accounting services.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.


3. Investments:
Purchases and sales (including paydowns) of investments, excluding short-term securities, for the six months ended August 31, 2007 were $93,338,738 and $96,453,177, respectively.


4. Capital Share Transactions:
The Fund is authorized to issue 200,000,000 shares of capital stock, par value $.10 per share, all of which are initially classified as Common Stock. The Board of Directors is authorized, however, to classify and reclassify any unissued shares of capital stock without approval of the holders of Common Stock.


5. Unfunded Loan Commitments:
As of August 31, 2007, the Fund had unfunded loan commitments of approximately $10,285,000, which would be extended at the option of the borrower pursuant to the following loan agreements:

                                                     (in Thousands)

                                                           Value of
                                            Unfunded     Underlying
Borrower                                  Commitment           Loan

Advance Food Co.                              $  222         $  209
Alon U.S.A.                                   $  111         $  106
Aquila, Inc.                                  $3,000         $3,043
Cenveo, Inc.                                  $  145         $  138
Gray Communications Systems, Inc.             $  287         $  269
Golden Nugget, Inc.                           $  182         $  172
Las Vegas Sands                               $  400         $  380
LSP General Finance Co.                       $   71         $   68
MEG Energy Corp.                              $  500         $  478
Spanish Broadcasting System, Inc.             $2,500         $2,421
Trump Entertainment Delay Draw                $    7         $    7
Trump Entertainment Resorts
  Holdings LP                                 $1,770         $1,682
Univision Communications, Inc.                $   90         $   84
Vought Aircraft Industries, Inc.              $1,000         $  930



BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.         AUGUST 31, 2007



Notes to Financial Statements (concluded)


6. Short-Term Borrowings:
On May 16, 2007, the Fund renewed its revolving credit and security agreement funded by a commercial paper asset securitization program with Citicorp North America, Inc. ("Citicorp"), as Agent, certain secondary backstop lenders, and certain asset securitization conduits as lenders (the "Lenders"). The agreement was renewed for one year and has a maximum limit of $100,000,000. Under the Citicorp program, the conduits will fund advances to the Fund through the issuance of highly rated commercial paper. As security for its obligations to the Lenders under the revolving securitization facility, the Fund has granted a security interest in substantially all of its assets to and in favor of the Lenders. The interest rate on the Fund's borrowings is based on the interest rate carried by the commercial paper plus a program fee. The Fund pays additional borrowing costs including a backstop commitment fee.

The weighted average annual interest rate was 2.91% and the average borrowing was approximately $60,668,000 for the six months ended August 31, 2007.


7. Capital Loss Carryforward:
On February 28, 2007, the Fund had a net capital loss carryforward of $1,783,719, of which $467,774 expires in 2014 and $1,315,945 expires in 2015.
This amount will be available to offset like amounts of any future taxable gains.


8. Subsequent Event:
The Fund paid an ordinary income dividend to holders of Common Stock in the amount of $.123350 per share on September 28, 2007 to shareholders of record on September 14, 2007.



BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.         AUGUST 31, 2007


Proxy Results


During the six-month period ended August 31, 2007, the shareholders of BlackRock Floating Rate Income Strategies Fund II, Inc. voted on the following proposal, which was approved at an annual shareholders' meeting on August 16, 2007. This proposal was part of the reorganization of the Fund's Board of Directors to take effect on or about November 1, 2007. A description of the proposal and number of shares voted are as follows:


                                                                                    Shares Voted        Shares Withheld
                                                                                        For               From Voting
To elect the Fund's Board of Directors:      G. Nicholas Beckwith, III               7,504,679              138,859
                                             Richard E. Cavanagh                     7,509,444              134,095
                                             Richard S. Davis                        7,507,597              135,942
                                             Kent Dixon                              7,489,332              154,206
                                             Frank J. Fabozzi                        7,506,179              137,359
                                             Kathleen F. Feldstein                   7,489,562              153,977
                                             James T. Flynn                          7,494,444              149,095
                                             Henry Gabbay                            7,509,444              134,095
                                             Jerrold B. Harris                       7,509,444              134,095
                                             R. Glenn Hubbard                        7,509,409              134,130
                                             W. Carl Kester                          7,511,444              132,095
                                             Karen P. Robards                        7,510,444              133,095
                                             Robert S. Salomon, Jr.                  7,494,372              149,167


Officers and Directors


Robert C. Doll, Jr., Fund President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Jean Margo Reid, Director
Roscoe S. Suddarth, Director
Richard R. West, Director
Donald C. Burke, Vice President and Treasurer
Karen Clark, Fund Chief Compliance Officer
Alice A. Pellegrino, Fund Secretary
Howard Surloff, Fund Secretary
   (Effective September 1, 2007)


Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101


Transfer Agent
Computershare Trust Company, N.A.
P.O. Box 43010
Providence, RI 02940-3010



BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.         AUGUST 31, 2007



BlackRock Privacy Principles


BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law or as is necessary to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.



Availability of Quarterly Schedule of Investments


The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



Electronic Delivery


Electronic copies of most financial reports and prospectuses are available on the Fund's Web site. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisers, banks or brokerages may offer this service.



BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.         AUGUST 31, 2007



Item 2 -   Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable to this semi-annual report

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -  Submission of Matters to a Vote of Security Holders - The
           registrant's Nominating Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -  Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -  Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) -    Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Floating Rate Income Strategies Fund II, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer (principal executive officer) of
       BlackRock Floating Rate Income Strategies Fund II, Inc.


Date: October 22, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer (principal executive officer) of
       BlackRock Floating Rate Income Strategies Fund II, Inc.


Date: October 22, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Financial Officer (principal financial officer) of
       BlackRock Floating Rate Income Strategies Fund II, Inc.


Date: October 22, 2007